                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE DISCIPLINED EQUITY FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.0%)
General Dynamics                                     29,333              $2,302,641
Lockheed Martin                                     109,106              10,489,451
United Technologies                                 170,133              11,421,028
                                                                    ---------------
Total                                                                    24,213,120
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                           31,962               2,251,084
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                                 13,328                 257,630
Johnson Controls                                     22,977               2,351,237
                                                                    ---------------
Total                                                                     2,608,867
-----------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Ford Motor                                          949,756(d)            7,636,038
General Motors                                      375,737              11,734,266
Harley-Davidson                                     144,208               9,131,251
                                                                    ---------------
Total                                                                    28,501,555
-----------------------------------------------------------------------------------

BEVERAGES (1.8%)
Coca-Cola                                           473,330              24,703,093
Pepsi Bottling Group                                 39,400               1,292,714
PepsiCo                                             266,267              17,597,586
                                                                    ---------------
Total                                                                    43,593,393
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Celgene                                              46,253(b)            2,828,833
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.4%)
Franklin Resources                                   68,673               9,017,452
Lehman Brothers Holdings                            328,565              24,734,373
Merrill Lynch & Co                                  426,443              38,477,952
Morgan Stanley                                      133,031              11,175,934
T Rowe Price Group                                    3,814                 189,480
                                                                    ---------------
Total                                                                    83,595,191
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHEMICALS (0.8%)
Ashland                                               8,000                $479,600
Dow Chemical                                         80,450               3,588,875
Eastman Chemical                                     21,200               1,435,240
Ecolab                                               67,323               2,894,216
EI du Pont de Nemours & Co                          121,754               5,986,643
Intl Flavors & Fragrances                            45,228               2,201,247
PPG Inds                                             17,500               1,287,650
Sigma-Aldrich                                        59,672               2,510,998
                                                                    ---------------
Total                                                                    20,384,469
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.5%)
Comerica                                             80,681               4,994,961
Fifth Third Bancorp                                  10,200                 414,018
First Horizon Natl                                   64,839               2,542,337
Huntington Bancshares                                41,800                 927,124
KeyCorp                                              80,436               2,869,956
Natl City                                           339,084              12,393,520
PNC Financial Services Group                        118,696               8,795,374
US Bancorp                                          128,076               4,399,411
                                                                    ---------------
Total                                                                    37,336,701
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
QUALCOMM                                            238,880              10,462,944
Tellabs                                             315,628(b)            3,351,969
                                                                    ---------------
Total                                                                    13,814,913
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple                                               233,338(b)           23,287,132
EMC                                                 276,410(b)            4,195,904
Intl Business Machines                              480,561              49,118,140
Lexmark Intl Cl A                                    63,242(b)            3,446,689
Network Appliance                                   232,374(b)            8,646,637
                                                                    ---------------
Total                                                                    88,694,502
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Pactiv                                               98,053(b)            3,390,673
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                        81,078               4,006,064
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (2.5%)
CIT Group                                           120,412              $7,182,576
Citigroup                                           977,792              52,429,207
                                                                    ---------------
Total                                                                    59,611,783
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
AT&T                                              3,018,456             116,874,616
Embarq                                               47,719               2,865,049
Verizon Communications                            1,309,736              50,005,720
                                                                    ---------------
Total                                                                   169,745,385
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Allegheny Energy                                     60,803(b)            3,250,528
American Electric Power                             201,870              10,137,911
Entergy                                              79,663               9,013,072
FirstEnergy                                          39,345               2,692,772
FPL Group                                           274,844              17,691,709
Pinnacle West Capital                                47,828               2,309,614
PPL                                                  53,504               2,333,309
                                                                    ---------------
Total                                                                    47,428,915
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.1%)
Nabors Inds                                          75,642(b,c)          2,429,621
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Kroger                                              208,256               6,145,635
Safeway                                             318,606              11,565,398
SUPERVALU                                            79,571               3,652,309
SYSCO                                                74,978               2,454,780
Wal-Mart Stores                                     717,641              34,389,356
                                                                    ---------------
Total                                                                    58,207,478
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
ConAgra Foods                                       121,107               2,976,810
Kellogg                                              30,957               1,637,935
Kraft Foods Cl A                                    366,165              12,255,543
Sara Lee                                            375,839               6,167,518
Tyson Foods Cl A                                    138,600               2,905,056
WM Wrigley Jr                                         8,183                 481,815
                                                                    ---------------
Total                                                                    26,424,677
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                46,395               2,377,280
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Becton Dickinson & Co                                44,419              $3,495,331
Biomet                                               76,069               3,286,181
Stryker                                              80,724               5,242,217
Zimmer Holdings                                      64,126(b)            5,802,120
                                                                    ---------------
Total                                                                    17,825,849
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Cardinal Health                                      85,343               5,969,743
CIGNA                                                82,696              12,866,670
Health Management Associates Cl A                    67,300                 719,437
Humana                                               40,391(b)            2,554,327
Quest Diagnostics                                    38,786(d)            1,896,248
Tenet Healthcare                                    261,345(b)            1,939,180
                                                                    ---------------
Total                                                                    25,945,605
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.1%)
Carnival Unit                                        82,053               4,011,571
Hilton Hotels                                       210,854               7,169,036
Marriott Intl Cl A                                   95,852               4,333,469
McDonald's                                          648,319              31,300,841
Yum! Brands                                          66,837               4,134,537
                                                                    ---------------
Total                                                                    50,949,454
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Centex                                               82,847               3,709,060
DR Horton                                           320,762               7,114,501
KB HOME                                              33,431               1,474,641
Lennar Cl A                                         110,123               4,703,353
Pulte Homes                                         188,605               5,073,475
Stanley Works                                        28,742               1,675,084
                                                                    ---------------
Total                                                                    23,750,114
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Kimberly-Clark                                      190,099              13,529,346
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
AES                                                 159,230(b)            3,501,468
Constellation Energy Group                           48,916               4,359,394
Dynegy Cl A                                         271,877(b)            2,558,363
TXU                                                 135,541               8,888,778
                                                                    ---------------
Total                                                                    19,308,003
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
3M                                                  393,613              32,579,348
-----------------------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                                  41,165(c)            2,447,671
Allstate                                            451,018              28,107,442
Ambac Financial Group                                60,196(f)            5,525,993
Chubb                                                34,748               1,870,485
Cincinnati Financial                                 28,900               1,307,436
Genworth Financial Cl A                             274,533              10,017,709
Lincoln Natl                                         86,117               6,127,225
Marsh & McLennan Companies                          194,762               6,185,641
MBIA                                                 75,996               5,286,282
MetLife                                             189,716              12,464,341
Progressive                                         209,830               4,840,778
Safeco                                               40,215               2,683,949

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Torchmark                                            47,851              $3,268,223
Travelers Companies                                 304,141              16,454,028
UnumProvident                                       313,431               7,798,163
                                                                    ---------------
Total                                                                   114,385,366
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                          167,542(b)           10,275,351
IAC/InterActiveCorp                                  70,425(b)            2,684,601
                                                                    ---------------
Total                                                                    12,959,952
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
eBay                                                180,271(b)            6,118,398
Google Cl A                                          65,426(b)           30,840,508
                                                                    ---------------
Total                                                                    36,958,906
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                    19,858(b)            1,189,693
Cognizant Technology Solutions Cl A                 104,056(b)            9,302,607
Convergys                                           120,400(b)            3,041,304
Paychex                                              98,702               3,661,844
Unisys                                              153,647(b)            1,204,592
                                                                    ---------------
Total                                                                    18,400,040
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Brunswick                                            50,000               1,638,000
Eastman Kodak                                       205,970(d)            5,130,713
Hasbro                                               86,655               2,739,165
Mattel                                              349,364               9,887,000
                                                                    ---------------
Total                                                                    19,394,878
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Thermo Fisher Scientific                             60,622(b)            3,155,981
-----------------------------------------------------------------------------------

MACHINERY (3.2%)
Caterpillar                                         334,154              24,266,263
Cummins                                              59,608               5,493,473
Deere & Co                                           54,363               5,947,312
Eaton                                                65,117               5,809,088
Illinois Tool Works                                  40,630               2,084,725
Ingersoll-Rand Cl A                                 119,294(c)            5,326,477
Navistar Intl                                        54,900(b)            3,048,597
PACCAR                                              268,025              22,508,740
Terex                                                36,975(b)            2,878,504
                                                                    ---------------
Total                                                                    77,363,179
-----------------------------------------------------------------------------------

MEDIA (4.8%)
CBS Cl B                                            244,280               7,760,776
Comcast Cl A                                      1,537,644(b)           40,993,588
DIRECTV Group                                       653,584(b)           15,581,443
Gannett                                             131,687               7,514,060
Interpublic Group of Companies                      108,200(b)            1,371,976
New York Times Cl A                                  70,860(d)            1,658,124
Time Warner                                       1,844,782              38,057,853
Tribune                                              83,709               2,745,655
                                                                    ---------------
Total                                                                   115,683,475
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

METALS & MINING (0.4%)
Allegheny Technologies                               12,509              $1,370,736
Freeport-McMoRan Copper & Gold                       93,871               6,304,377
United States Steel                                  26,643(f)            2,705,330
                                                                    ---------------
Total                                                                    10,380,443
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Big Lots                                             83,306(b)            2,682,453
Dollar General                                      151,012               3,224,106
Family Dollar Stores                                 36,123               1,150,156
Federated Department Stores                          69,550               3,054,636
Kohl's                                              135,058(b)            9,999,694
Nordstrom                                            66,974               3,678,212
Sears Holdings                                       61,941(b)           11,825,157
                                                                    ---------------
Total                                                                    35,614,414
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
CenterPoint Energy                                  337,701               6,358,909
CMS Energy                                           57,088               1,057,270
PG&E                                                 68,873               3,484,974
Sempra Energy                                        72,441               4,598,555
TECO Energy                                          40,396                 725,108
Xcel Energy                                          98,866               2,381,682
                                                                    ---------------
Total                                                                    18,606,498
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.0%)
Anadarko Petroleum                                  191,961               8,956,900
Apache                                              132,448               9,602,480
Chevron                                           1,389,513             108,090,215
ConocoPhillips                                      740,230              51,334,951
Exxon Mobil                                       1,515,707             120,316,821
Hess                                                 62,794               3,563,560
Marathon Oil                                        187,878              19,079,011
Occidental Petroleum                                401,348              20,348,344
                                                                    ---------------
Total                                                                   341,292,282
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Alberto-Culver                                       41,634               1,011,290
-----------------------------------------------------------------------------------

PHARMACEUTICALS (9.2%)
Abbott Laboratories                                 551,435              31,222,250
Bristol-Myers Squibb                                 59,422               1,714,919
Forest Laboratories                                  41,862(b)            2,227,477
Johnson & Johnson                                 1,173,043              75,332,821
King Pharmaceuticals                                212,443(b)            4,344,459
Merck & Co                                        1,074,085              55,250,932
Pfizer                                            1,851,252              48,984,128
Schering-Plough                                     118,547               3,761,496
                                                                    ---------------
Total                                                                   222,838,482
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A               47,527               2,628,243
AvalonBay Communities                                38,905               4,756,525
Boston Properties                                    57,543               6,764,755
Kimco Realty                                         60,365               2,901,746
Simon Property Group                                 29,178               3,363,640
Vornado Realty Trust                                 54,501               6,465,454
                                                                    ---------------
Total                                                                    26,880,363
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ROAD & RAIL (0.1%)
Avis Budget Group                                    13,026(b)             $366,421
Norfolk Southern                                     45,159               2,404,266
                                                                    ---------------
Total                                                                     2,770,687
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Intel                                               428,480               9,212,320
NVIDIA                                              194,519(b)            6,397,730
                                                                    ---------------
Total                                                                    15,610,050
-----------------------------------------------------------------------------------

SOFTWARE (6.6%)
Adobe Systems                                        77,430(b)            3,217,991
Autodesk                                             51,339(b)            2,118,761
BMC Software                                         72,977(b)            2,362,265
Electronic Arts                                     110,928(b)            5,591,880
Intuit                                               45,368(b)            1,290,720
Microsoft                                         2,410,424              72,168,094
Oracle                                            3,719,011(b)           69,917,406
Symantec                                            135,185(b)            2,379,256
                                                                    ---------------
Total                                                                   159,046,373
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (2.8%)
AutoNation                                           46,675(b)              954,037
Bed Bath & Beyond                                    42,853(b)            1,745,831
Best Buy                                             42,683               1,991,162
Gap                                                  46,100                 827,495
Home Depot                                        1,096,308              41,517,185
Lowe's Companies                                    502,172              15,346,376
RadioShack                                           76,600               2,226,762
Sherwin-Williams                                     53,160               3,390,013
                                                                    ---------------
Total                                                                    67,998,861
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Coach                                               179,536(b)           $8,766,742
Jones Apparel Group                                  45,056               1,504,420
Liz Claiborne                                        54,222               2,424,808
Nike Cl B                                           110,874               5,971,674
Polo Ralph Lauren                                    32,635               3,006,010
VF                                                   69,819               6,130,806
                                                                    ---------------
Total                                                                    27,804,460
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (4.3%)
Countrywide Financial                               136,152               5,048,516
Fannie Mae                                          912,939              53,790,367
Freddie Mac                                         370,677              24,012,456
MGIC Investment                                      83,228(d)            5,127,677
Washington Mutual                                   371,876              15,611,354
                                                                    ---------------
Total                                                                   103,590,370
-----------------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                        567,796              39,132,500
Reynolds American                                    65,229               4,191,616
UST                                                 119,069               6,748,831
                                                                    ---------------
Total                                                                    50,072,947
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                          26,000              $2,148,120
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,111,199,935)                                               $2,389,299,640
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.6%)(E)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 38,363,736(g)          $38,363,736
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $38,363,736)                                                     $38,363,736
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,149,563,671)(h)                                            $2,427,663,376
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 0.4% of net assets.

(d)  At April 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2007                                                62
------------------------------------------------------------------------------

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $2,149,564,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $305,515,000
Unrealized depreciation                                               (27,416,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $278,099,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 3 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                            RIVERSOURCE GROWTH FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.1%)
Boeing                                              517,321             $48,110,853
Honeywell Intl                                      329,262              17,839,415
Lockheed Martin                                      89,507               8,605,203
                                                                    ---------------
Total                                                                    74,555,471
-----------------------------------------------------------------------------------

BEVERAGES (2.9%)
Anheuser-Busch Companies                            338,165              16,634,336
Coca-Cola                                           347,444              18,133,102
PepsiCo                                             980,169              64,779,370
                                                                    ---------------
Total                                                                    99,546,808
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (4.9%)
Amgen                                             1,120,269(b)           71,854,054
Biogen Idec                                         517,786(b)           24,444,677
Genentech                                           909,301(b)           72,734,987
                                                                    ---------------
Total                                                                   169,033,718
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Fortress Investment Group LLC Cl A                  379,982(d)           11,023,278
KKR Private Equity Investors LP Unit              1,552,305(f)           37,876,242
                                                                    ---------------
Total                                                                    48,899,520
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (9.3%)
Alcatel-Lucent ADR                                1,323,641(c)           17,538,243
Ciena                                               122,846(b)            3,582,189
Cisco Systems                                     1,904,970(b)           50,938,898
JDS Uniphase                                      1,123,097(b)           18,508,639
QUALCOMM                                          3,412,535             149,469,032
Telefonaktiebolaget LM Ericsson ADR               1,582,055(c,d)         60,387,039
Tellabs                                           2,151,775(b)           22,851,851
                                                                    ---------------
Total                                                                   323,275,891
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.9%)
Apple                                               512,178(b)           51,115,364
Brocade Communications Systems                      127,906(b)            1,249,642
Dell                                                294,049(b)            7,412,975
Hewlett-Packard                                     704,171              29,673,766
SanDisk                                             233,751(b)           10,156,481
                                                                    ---------------
Total                                                                    99,608,228
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (4.4%)
AT&T                                              1,229,622             $47,610,964
Chunghwa Telecom ADR                                 72,740(c)            1,447,526
COLT Telecom Group                                1,117,719(b,c)          3,598,336
Embarq                                              315,335              18,932,713
France Telecom                                      561,307(c)           16,412,072
Qwest Communications Intl                         5,071,518(b)           45,035,080
Telecom Italia                                    2,151,733(c)            6,455,349
Telefonica                                          602,853(c)           13,539,474
                                                                    ---------------
Total                                                                   153,031,514
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
CVS Caremark                                        201,326               7,296,054
Safeway                                             193,770               7,033,851
Wal-Mart Stores                                     123,468               5,916,587
                                                                    ---------------
Total                                                                    20,246,492
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Kellogg                                             425,177              22,496,115
Kraft Foods Cl A                                    636,833              21,314,801
                                                                    ---------------
Total                                                                    43,810,916
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Boston Scientific                                 3,902,533(b)           60,255,110
Medtronic                                           413,734              21,898,941
Zimmer Holdings                                      59,351(b)            5,370,078
                                                                    ---------------
Total                                                                    87,524,129
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.9%)
Cardinal Health                                     804,802              56,295,899
Humana                                              208,492(b)           13,185,034
McKesson                                            614,195              36,133,092
UnitedHealth Group                                  561,111              29,772,550
                                                                    ---------------
Total                                                                   135,386,575
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Harrah's Entertainment                              217,121              18,520,422
Pinnacle Entertainment                              433,253(b)           12,165,744
                                                                    ---------------
Total                                                                    30,686,166
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.8%)
Harman Intl Inds                                    791,703              96,500,679
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD PRODUCTS (3.5%)
Colgate-Palmolive                                   601,212             $40,726,101
Procter & Gamble                                  1,198,085              77,048,846
Spectrum Brands                                     802,319(b,d)          5,584,140
                                                                    ---------------
Total                                                                   123,359,087
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                                  1,786,394              65,846,483
-----------------------------------------------------------------------------------

INSURANCE (2.5%)
ACE                                                 245,058(c)           14,571,149
AFLAC                                                77,624               3,985,216
American Intl Group                                 696,550              48,695,810
Hartford Financial Services Group                    40,168               4,065,002
Prudential Financial                                180,240              17,122,800
                                                                    ---------------
Total                                                                    88,439,977
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.9%)
eBay                                              1,031,933(b)           35,023,806
Google Cl A                                         215,036(b)          101,363,670
                                                                    ---------------
Total                                                                   136,387,476
-----------------------------------------------------------------------------------

IT SERVICES (1.3%)
First Data                                        1,325,652              42,951,125
HCL Technologies                                    240,310(c)            1,950,549
                                                                    ---------------
Total                                                                    44,901,674
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
Flowserve                                           190,918              11,647,907
-----------------------------------------------------------------------------------

MEDIA (9.6%)
Charter Communications Cl A                       2,717,734(b)            8,207,557
Comcast Cl A                                        968,047(b,d)         25,808,133
Idearc                                               18,849                 655,003
News Corp Cl A                                      754,236              16,887,344
Time Warner Cable Cl A                               93,358(b)            3,437,442
Virgin Media                                      7,948,749(g)          200,546,936
Vivendi                                             632,519(c,d)         26,088,139
WorldSpace Cl A                                     419,274(b,d)          1,425,532
XM Satellite Radio Holdings Cl A                  4,462,421(b,g)         52,210,325
                                                                    ---------------
Total                                                                   335,266,411
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

METALS & MINING (2.1%)
Barrick Gold                                        233,751(c)           $6,570,741
Coeur d'Alene Mines                               4,180,885(b)           17,099,820
Gold Fields ADR                                     286,931(c)            5,156,150
Goldcorp                                            198,897(c)            4,841,153
Harmony Gold Mining ADR                             333,040(b,c)          5,288,675
Kinross Gold                                        439,961(b,c)          5,864,680
Newmont Mining                                      606,738              25,300,974
Stillwater Mining                                   256,952(b)            3,957,061
                                                                    ---------------
Total                                                                    74,079,254
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.8%)
Chevron                                             144,847              11,267,648
Exxon Mobil                                         813,538              64,578,647
Kinder Morgan Management LLC                             --(b)                   17
Range Resources                                      44,646               1,631,811
Total                                               519,615(c)           38,300,902
Valero Energy                                       229,241              16,099,595
                                                                    ---------------
Total                                                                   131,878,620
-----------------------------------------------------------------------------------

PHARMACEUTICALS (8.8%)
AstraZeneca                                       1,158,953(c)           63,028,460
Bristol-Myers Squibb                                621,282              17,930,199
Eli Lilly & Co                                      516,717              30,553,476
Johnson & Johnson                                   459,628              29,517,310
Merck & Co                                        1,445,559              74,359,554
Pfizer                                            2,152,041              56,943,005
Schering-Plough                                     799,724              25,375,243
Wyeth                                               168,072               9,327,996
                                                                    ---------------
Total                                                                   307,035,243
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Atmel                                             3,212,277(b)          $17,089,314
Broadcom Cl A                                       104,665(b)            3,406,846
Intel                                             1,580,649              33,983,953
LSI                                               2,656,141(b)           22,577,198
Spansion Cl A                                     1,314,629(b)           12,909,657
United Microelectronics ADR                         232,402(c)              762,279
                                                                    ---------------
Total                                                                    90,729,247
-----------------------------------------------------------------------------------

SOFTWARE (3.1%)
Business Objects ADR                                382,930(b,c)         14,363,704
Microsoft                                         2,127,001              63,682,410
Oracle                                              397,046(b)            7,464,465
Symantec                                          1,199,934(b)           21,118,838
                                                                    ---------------
Total                                                                   106,629,417
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
TJX Companies                                       327,663               9,138,521
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Countrywide Financial                               440,995              16,352,095
-----------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                        920,247              63,423,423
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (9.3%)
ALLTEL                                              455,921              28,581,687
Clearwire Cl A                                      234,914(b)            4,212,008
Hutchison Telecommunications Intl                10,840,402(b,c)         22,229,047
Maxis Communications                              2,333,469(c)            9,893,363
Millicom Intl Cellular                              227,753(b,c)         18,504,931
Orascom Telecom Holding GDR                         125,593(c,d)          8,452,409
Sprint Nextel                                     3,304,717              66,193,482
Vivo Participacoes ADR                            1,674,200(c)            7,634,352

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
WIRELESS TELECOMMUNICATION SERVICES (CONT.)
Vodafone Group                                   47,235,327(c)         $134,377,091
Vodafone Group ADR                                  797,317(c)           22,906,917
                                                                    ---------------
Total                                                                   322,985,287
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,975,734,325)                                               $3,310,206,229
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.7%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
QUALCOMM                                            1,163             $50.00            Jan. 2008                 $267,490
Virgin Media                                       33,290              27.50            June 2007                1,331,600
Virgin Media                                       11,090              27.50            Jan. 2008                2,079,375
--------------------------------------------------------------------------------------------------------------------------

PUTS
Mini Nasdaq
100 Index                                          11,547             177.50            June 2007                1,558,845
Nasdaq 100
 Trust
Series 1                                          175,699              44.00            June 2007                7,027,960
XM Satellite
 Radio Holdings
Cl A                                               33,632              15.00            Jan. 2008               12,948,320
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $40,857,224)                                                                                            $25,213,590
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.9%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                239,478,979(h)         $239,478,979
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $239,478,979)                                                   $239,478,979
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,256,070,528)(i)                                            $3,574,898,798
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 15.3% of net assets.

(d)  At April 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. 5.5% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                            05-01-06 thru 12-14-06         $34,762,738

--------------------------------------------------------------------------------

 2 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

(g) At April 30, 2007, securities valued at $151,320,180 were held to cover open call options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                     33,290            $30.00          June 2007            $166,450
Virgin Media                                                     11,090             30.00          Jan. 2008           1,136,725
XM Satellite Radio Holdings Cl A                                 33,632             20.00          Jan. 2008             924,880
--------------------------------------------------------------------------------------------------------------------------------
Total value                                                                                                           $2,228,055
--------------------------------------------------------------------------------------------------------------------------------

    At April 30, 2007, cash or short-term securities were designated to cover open put options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Cl A                                 33,632            $12.50          Jan. 2008          $7,062,720

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $3,256,071,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $384,510,000
Unrealized depreciation                                               (65,682,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $318,828,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE LARGE CAP EQUITY FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.0%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (3.7%)
Boeing                                              876,801             $81,542,494
DRS Technologies                                     60,985               3,068,155
General Dynamics                                     94,053               7,383,161
Goodrich                                            352,779              20,051,958
Honeywell Intl                                    1,215,940              65,879,629
L-3 Communications Holdings                         147,639              13,277,175
Lockheed Martin                                     246,925              23,739,370
Northrop Grumman                                    188,825              13,905,073
United Technologies                                 366,772              24,621,404
                                                                    ---------------
Total                                                                   253,468,419
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                           53,240               3,749,693
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                 157,267(b)            5,252,718
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                               31,525(b)            1,048,522
Johnson Controls                                     32,969               3,373,717
                                                                    ---------------
Total                                                                     4,422,239
-----------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                          318,079(e)            2,557,355
General Motors                                       95,247               2,974,564
                                                                    ---------------
Total                                                                     5,531,919
-----------------------------------------------------------------------------------

BEVERAGES (1.9%)
Anheuser-Busch Companies                            347,399              17,088,557
Brown-Forman Cl B                                    14,000                 895,020
Coca-Cola                                           709,923              37,050,881
Coca-Cola Enterprises                                49,261               1,080,786
Constellation Brands Cl A                           136,391(b)            3,056,522
Molson Coors Brewing Cl B                             8,291                 781,675
Pepsi Bottling Group                                 24,670                 809,423
PepsiCo                                           1,048,785              69,314,202
                                                                    ---------------
Total                                                                   130,077,066
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BIOTECHNOLOGY (2.2%)
Amgen                                             1,079,516(b)          $69,240,156
Biogen Idec                                         545,293(b)           25,743,283
Genentech                                           616,509(b)           49,314,555
Gilead Sciences                                      68,125(b)            5,567,175
                                                                    ---------------
Total                                                                   149,865,169
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                               222,577(e)            6,056,320
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Bank of New York                                    267,508              10,828,724
Bear Stearns Companies                               19,750               3,075,075
Charles Schwab                                      135,541               2,591,544
Fortress Investment Group LLC Cl A                  298,226(e)            8,651,536
Franklin Resources                                  178,067              23,381,978
Goldman Sachs Group                                 101,617              22,214,492
KKR Private Equity Investors LP Unit              1,178,868(g)           28,764,379
Lehman Brothers Holdings                            433,758              32,653,302
Merrill Lynch & Co                                  415,001              37,445,540
Morgan Stanley                                      492,087              41,340,230
State Street                                        227,586              15,673,848
                                                                    ---------------
Total                                                                   226,620,648
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                             37,825               2,893,613
Ashland                                              42,913               2,572,634
Dow Chemical                                        526,760              23,498,764
Eastman Chemical                                    105,240               7,124,748
Ecolab                                               30,027               1,290,861
EI du Pont de Nemours & Co                          268,306              13,192,606
Hercules                                             20,171(b)              380,022
Intl Flavors & Fragrances                            13,799                 671,597
Monsanto                                             91,489               5,396,936
PPG Inds                                             28,369               2,087,391
Praxair                                              54,375               3,509,906
Rohm & Haas                                          23,908               1,223,372
Sigma-Aldrich                                        23,426                 985,766
                                                                    ---------------
Total                                                                    64,828,216
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (2.3%)
BB&T                                                 91,067              $3,790,209
Comerica                                             26,744               1,655,721
Commerce Bancorp                                     33,248               1,111,813
Compass Bancshares                                   21,857               1,490,210
Fifth Third Bancorp                                 150,920(e)            6,125,843
First Horizon Natl                                   21,904                 858,856
Huntington Bancshares                                41,853                 928,300
M&T Bank                                             13,513               1,504,537
Natl City                                            99,612               3,640,819
PNC Financial Services Group                        165,111              12,234,725
Regions Financial                                   122,740               4,306,947
SunTrust Banks                                       59,620               5,033,120
Synovus Financial                                    54,846               1,730,940
US Bancorp                                          744,108              25,560,110
Wachovia                                            761,666              42,302,929
Wells Fargo & Co                                  1,196,090              42,927,669
Zions Bancorporation                                 18,001               1,472,482
                                                                    ---------------
Total                                                                   156,675,230
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                    45,104(b)              603,040
Avery Dennison                                       33,189               2,064,356
Cintas                                               24,009                 899,617
Equifax                                              23,302                 927,420
Monster Worldwide                                    19,211(b)              807,823
Robert Half Intl                                     29,765                 991,175
Waste Management                                     90,093               3,370,378
                                                                    ---------------
Total                                                                     9,663,809
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.7%)
Alcatel-Lucent                                       43,541(c)              575,699
Alcatel-Lucent ADR                                1,305,072(c)           17,292,204
Ciena                                               118,328(b)            3,450,444
Cisco Systems                                     1,971,981(b)           52,730,772
Corning                                              79,635(b)            1,888,942
JDS Uniphase                                        945,496(b)           15,581,774
Juniper Networks                                    203,965(b)            4,560,657
Motorola                                            772,211              13,382,417
Nokia ADR                                           222,647(b,c)          5,621,837
QUALCOMM                                          2,945,739             129,023,369
Telefonaktiebolaget LM Ericsson ADR               1,438,990(c)           54,926,248
Tellabs                                           2,133,774(b)           22,660,680
                                                                    ---------------
Total                                                                   321,695,043
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (3.2%)
Apple                                               518,748(b)          $51,771,050
Brocade Communications Systems                       81,763(b)              798,825
Dell                                                722,057(b)           18,203,057
EMC                                                 158,287(b)            2,402,797
Hewlett-Packard                                   1,634,712              68,886,763
Intl Business Machines                              561,733              57,414,730
SanDisk                                             373,087(b)           16,210,630
                                                                    ---------------
Total                                                                   215,687,852
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (--%)
KBR                                                 133,804(b)            2,764,391
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                     16,209               2,004,567
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                    364,204              22,096,257
Capital One Financial                               380,918              28,286,971
SLM                                                  68,816               3,704,365
                                                                    ---------------
Total                                                                    54,087,593
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                 18,508                 938,171
Bemis                                                18,623                 618,656
Pactiv                                               23,635(b)              817,298
Sealed Air                                           28,106                 924,687
Temple-Inland                                       124,554               7,378,579
                                                                    ---------------
Total                                                                    10,677,391
-----------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                        28,696               1,417,869
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                    24,859(b)            1,175,831
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America                                   2,280,069             116,055,512
Chicago Mercantile Exchange Holdings Cl A             5,862               3,029,189
CIT Group                                            33,384               1,991,356
Citigroup                                         2,355,492             126,301,480
Consumer Discretionary Select Sector SPDR
 Fund                                                52,400(e)            2,042,552
Financial Select Sector SPDR Fund                   130,024(e)            4,809,588
IntercontinentalExchange                              3,487(b)              442,849
iShares Dow Jones US Healthcare Sector Index
 Fund                                                     1                      71
JPMorgan Chase & Co                               1,355,625              70,628,063
Moody's                                              39,568               2,616,236
                                                                    ---------------
Total                                                                   327,916,896
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                              2,441,614              94,539,293
Chunghwa Telecom ADR                                 46,981(c)              934,922
Citizens Communications                             194,387               3,026,606
COLT Telecom Group                                  717,166(b,c)          2,308,813
Embarq                                              298,542              17,924,462
France Telecom                                      360,944(c)           10,553,653
Qwest Communications Intl                         3,520,688(b)           31,263,709
Telecom Italia                                    1,627,404(c)            4,882,325

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Telefonica                                          455,956(c)          $10,240,315
Verizon Communications                            1,007,972              38,484,370
Windstream                                          367,959               5,379,561
                                                                    ---------------
Total                                                                   219,538,029
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                     27,820(b)            1,487,257
American Electric Power                              66,591               3,344,200
Duke Energy                                         211,392               4,337,764
Edison Intl                                          56,034               2,933,380
Entergy                                             180,082              20,374,477
Exelon                                              401,025              30,241,296
FirstEnergy                                          53,736               3,677,692
FPL Group                                           138,525               8,916,854
Hawaiian Electric Inds                               69,449               1,827,898
Pinnacle West Capital                                62,017               2,994,801
PPL                                                 230,697              10,060,696
Progress Energy                                      86,260               4,360,443
Southern                                            598,270              22,608,623
                                                                    ---------------
Total                                                                   117,165,381
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                     29,496               1,467,721
Emerson Electric                                    498,215              23,411,123
Rockwell Automation                                  27,455               1,634,671
                                                                    ---------------
Total                                                                    26,513,515
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Baker Hughes                                        117,012               9,406,595
Cameron Intl                                         50,692(b)            3,273,182
Halliburton                                         122,819               3,901,960
Natl Oilwell Varco                                   70,078(b)            5,946,118
Noble                                                60,883               5,126,957
Pride Intl                                          132,356(b)            4,342,600
Transocean                                           44,703(b)            3,853,399
Weatherford Intl                                    227,550(b)           11,944,100
                                                                    ---------------
Total                                                                    47,794,911
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Costco Wholesale                                    137,391               7,360,036
CVS Caremark                                        864,854              31,342,309
Safeway                                             305,761              11,099,124
SYSCO                                               104,168               3,410,460
Wal-Mart Stores                                     363,476              17,417,770
Whole Foods Market                                   24,087               1,127,031
                                                                    ---------------
Total                                                                    71,756,730
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                              110,761               4,286,451
Campbell Soup                                       157,085               6,142,024
ConAgra Foods                                        88,089               2,165,228
Dean Foods                                           31,301               1,140,295
General Mills                                       140,350               8,406,965
Groupe Danone                                        10,270(c)            1,688,407
Hershey                                              29,302               1,610,438
HJ Heinz                                             55,525               2,615,783
Kellogg                                             501,568              26,537,963
Kraft Foods Cl A                                    927,993              31,059,925
McCormick & Co                                       23,235                 862,483
Sara Lee                                            125,859               2,065,346
Tyson Foods Cl A                                     42,307                 886,755
WM Wrigley Jr                                        38,017               2,238,441
                                                                    ---------------
Total                                                                    91,706,504
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GAS UTILITIES (0.1%)
Nicor                                                 8,082                $414,122
ONEOK                                               158,091               7,653,185
Questar                                              14,995               1,456,464
                                                                    ---------------
Total                                                                     9,523,771
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                        88,110               5,183,511
Boston Scientific                                 4,160,466(b)           64,237,595
Cooper Companies                                    131,706               6,730,177
Medtronic                                           469,255              24,837,667
St. Jude Medical                                     35,756(b)            1,529,999
Stryker                                              20,885               1,356,272
Zimmer Holdings                                      63,592(b)            5,753,804
                                                                    ---------------
Total                                                                   109,629,025
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                               310,545              14,558,350
Cardinal Health                                     757,750              53,004,612
CIGNA                                                56,552               8,798,926
Coventry Health Care                                 26,797(b)            1,549,671
Express Scripts                                      22,776(b)            2,176,247
Humana                                              161,924(b)           10,240,074
Laboratory Corp of America Holdings                  21,088(b)            1,664,687
Manor Care                                           13,314                 863,945
McKesson                                            492,960              29,000,837
Patterson Companies                                  24,574(b)              886,138
Quest Diagnostics                                    26,898               1,315,043
Tenet Healthcare                                     83,346(b)              618,427
UnitedHealth Group                                  666,561              35,367,726
                                                                    ---------------
Total                                                                   160,044,683
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                           35,089               1,029,160
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival Unit                                        98,212               4,801,585
Chipotle Mexican Grill Cl A                          20,825(b,e)          1,358,415
Chipotle Mexican Grill Cl B                           6,988(b)              418,721
Harrah's Entertainment                              183,544              15,656,302
Intl Game Technology                                 88,047               3,358,113
Marriott Intl Cl A                                  341,301              15,430,218
McDonald's                                          261,620              12,631,014
Orient-Express Hotels Series A                       33,207(c)            1,748,349
Pinnacle Entertainment                              539,310(b)           15,143,825
Royal Caribbean Cruises                              30,471               1,266,679
Starbucks                                            60,957(b)            1,890,886
Yum! Brands                                          14,828                 917,260
                                                                    ---------------
Total                                                                    74,621,367
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
Black & Decker                                       11,112               1,008,081
DR Horton                                           463,636              10,283,446
Fortune Brands                                       25,492               2,041,909
Harman Intl Inds                                    524,937              63,984,572
Hovnanian Enterprises Cl A                          180,485(b,e)          4,329,835
Leggett & Platt                                      31,558                 742,244
Lennar Cl A                                         103,875               4,436,501
Meritage Homes                                       54,519(b)            1,897,806
Newell Rubbermaid                                    46,714               1,432,718
NVR                                                   2,388(b)            1,967,712

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Snap-On                                              10,370                $565,165
Standard-Pacific                                    161,023               3,357,330
Stanley Works                                        13,690                 797,853
Toll Brothers                                        35,986(b)            1,071,663
Whirlpool                                            13,662               1,448,582
                                                                    ---------------
Total                                                                    99,365,417
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                               25,585               1,716,242
Colgate-Palmolive                                   613,854              41,582,470
Kimberly-Clark                                       77,235               5,496,815
Procter & Gamble                                  1,471,808              94,651,972
Spectrum Brands                                   1,208,895(b,e)          8,413,909
                                                                    ---------------
Total                                                                   151,861,408
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                 111,810(b)            2,458,702
Constellation Energy Group                           30,302               2,700,514
Dynegy Cl A                                          68,036(b)              640,219
TXU                                                  77,309               5,069,924
                                                                    ---------------
Total                                                                    10,869,359
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
3M                                                   58,903               4,875,401
General Electric                                  3,689,721             136,003,116
Tyco Intl                                           413,465(c)           13,491,363
                                                                    ---------------
Total                                                                   154,369,880
-----------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                 625,126(c)           37,169,992
AFLAC                                               470,196              24,139,863
American Intl Group                               1,629,950             113,949,805
Aon                                                  88,742               3,438,753
Arch Capital Group                                   52,852(b,c)          3,848,683
Aspen Insurance Holdings                             90,546(c)            2,400,374
Chubb                                               172,785               9,301,017
Endurance Specialty Holdings                         65,694(c)            2,458,269
Hartford Financial Services Group                   437,660              44,291,192
Lincoln Natl                                         11,947                 850,029
MetLife                                             174,559              11,468,526
Principal Financial Group                            10,029                 636,741
Prudential Financial                                507,965              48,256,675
XL Capital Cl A                                      71,484(c)            5,574,322
                                                                    ---------------
Total                                                                   307,784,241
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
IAC/InterActiveCorp                                  36,085(b)            1,375,560
Liberty Media - Interactive Cl A                    299,940(b,d)          7,507,498
                                                                    ---------------
Total                                                                     8,883,058
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
eBay                                                940,252(b)           31,912,153
Google Cl A                                         175,818(b)           82,877,089
VeriSign                                            156,811(b)            4,288,781
Yahoo!                                              202,212(b)            5,670,024
                                                                    ---------------
Total                                                                   124,748,047
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

IT SERVICES (1.3%)
Accenture Cl A                                       49,665(c)           $1,941,902
Affiliated Computer Services Cl A                   150,636(b)            9,024,603
Automatic Data Processing                           229,599              10,276,851
Broadridge Financial Solutions                            1(b)                   20
Cognizant Technology Solutions Cl A                  43,876(b)            3,922,514
Computer Sciences                                    18,702(b)            1,038,709
Convergys                                            17,435(b)              440,408
Electronic Data Systems                             231,358               6,764,908
Fidelity Natl Information Services                   26,803               1,354,356
First Data                                        1,225,215              39,696,965
HCL Technologies                                    500,668(c)            4,063,824
Ness Technologies                                    93,968(b,c)          1,253,533
Paychex                                             125,291               4,648,296
Satyam Computer Services ADR                        110,219(c)            2,742,249
Unisys                                               62,053(b)              486,496
Western Union                                        52,919               1,113,945
                                                                    ---------------
Total                                                                    88,769,579
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                        48,415               1,206,018
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                         215,913               5,225,095
-----------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                         476,132              34,576,705
Danaher                                              39,703               2,826,457
Deere & Co                                          147,419              16,127,639
Dover                                                35,131               1,690,504
Flowserve                                           340,399              20,767,742
Illinois Tool Works                                  53,993               2,770,381
Ingersoll-Rand Cl A                                  62,377(c)            2,785,133
ITT                                                  65,059               4,151,415
Navistar Intl                                        11,552(b)              641,483
Parker Hannifin                                     121,380              11,183,953
                                                                    ---------------
Total                                                                    97,521,412
-----------------------------------------------------------------------------------

MEDIA (6.3%)
CBS Cl B                                              4,892                 155,419
Charter Communications Cl A                       2,185,043(b)            6,598,830
Clear Channel Communications                         42,364               1,500,957
Comcast Cl A                                      1,087,814(b)           29,001,121
Comcast Special Cl A                                299,486(b)            7,906,430
EchoStar Communications Cl A                         84,505(b)            3,932,018
Idearc                                               12,741                 442,750
McGraw-Hill Companies                                22,185               1,453,783
News Corp Cl A                                    2,751,851              61,613,944
Time Warner                                       1,645,342              33,943,405
Time Warner Cable Cl A                               60,128(b)            2,213,913
Viacom Cl B                                         378,235(b)           15,602,194
Virgin Media                                      6,168,597(i)          155,633,701
Vivendi                                           1,195,687(c,e)         49,315,908
Walt Disney                                         451,418              15,790,602
WorldSpace Cl A                                     276,554(b,e)            940,284

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
XM Satellite Radio Holdings Cl A                  3,428,085(b,i)        $40,108,595
                                                                    ---------------
Total                                                                   426,153,854
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Alcan                                                37,704(c)            2,219,634
Alcoa                                               343,100              12,176,619
Allegheny Technologies                               16,961               1,858,586
Barrick Gold                                        150,858(c)            4,240,618
Coeur d'Alene Mines                               2,688,482(b)           10,995,891
Freeport-McMoRan Copper & Gold                       95,582               6,419,287
Gold Fields ADR                                     186,460(c)            3,350,686
Goldcorp                                            128,364(c)            3,124,380
Harmony Gold Mining ADR                             214,938(b,c)          3,413,215
Kinross Gold                                        285,905(b,c)          3,811,114
Newmont Mining                                      466,654              19,459,473
Nucor                                                50,875               3,228,528
Stillwater Mining                                   165,832(b)            2,553,813
                                                                    ---------------
Total                                                                    76,851,844
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Family Dollar Stores                                139,676               4,447,284
Federated Department Stores                         172,600               7,580,592
JC Penney                                           149,996              11,863,184
Kohl's                                               65,995(b)            4,886,270
Target                                              587,145              34,858,798
                                                                    ---------------
Total                                                                    63,636,128
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                               35,474               1,864,868
CenterPoint Energy                                   55,621               1,047,343
CMS Energy                                           39,546                 732,392
Consolidated Edison                                  44,165               2,263,898
Dominion Resources                                  277,421              25,300,796
DTE Energy                                           29,959               1,515,626
Integrys Energy Group                                12,897                 723,522
KeySpan                                              30,799               1,275,387
NiSource                                             48,066               1,181,943
PG&E                                                 58,719               2,971,181
Public Service Enterprise Group                      42,456               3,670,321
Sempra Energy                                        44,134               2,801,626
TECO Energy                                          37,193                 667,614
Xcel Energy                                         314,229               7,569,777
                                                                    ---------------
Total                                                                    53,586,294
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum                                  110,408               5,151,637
BP ADR                                               90,671(c)            6,103,972
Canadian Natural Resources                           17,654(c)            1,052,355
Chesapeake Energy                                   199,462               6,731,843
Chevron                                           1,189,985              92,568,933
ConocoPhillips                                      556,777              38,612,485
CONSOL Energy                                        31,514               1,319,491
Devon Energy                                        102,118               7,441,339
El Paso                                             113,000               1,695,000
Exxon Mobil                                       2,856,958             226,785,325
Kinder Morgan                                        18,028               1,921,064
Occidental Petroleum                                215,296              10,915,507
Peabody Energy                                       44,990               2,158,620

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Petroleo Brasileiro ADR                              11,893(c)           $1,203,928
Range Resources                                      60,344               2,205,573
Royal Dutch Shell ADR                                53,408(c)            3,703,845
Ship Finance Intl                                   135,902(c,e)          4,041,725
Spectra Energy                                      103,820               2,709,702
Sunoco                                              104,769               7,913,203
Total                                               846,048(c)           62,362,329
Valero Energy                                       480,397              33,738,281
Williams Companies                                   99,225               2,927,138
XTO Energy                                          109,577               5,946,744
                                                                    ---------------
Total                                                                   529,210,039
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                             125,709(e)            2,751,770
Intl Paper                                          297,709              11,229,583
MeadWestvaco                                         31,934               1,065,318
Weyerhaeuser                                        189,640              15,023,282
                                                                    ---------------
Total                                                                    30,069,953
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Avon Products                                        74,917               2,981,697
Estee Lauder Companies Cl A                          19,422                 998,679
                                                                    ---------------
Total                                                                     3,980,376
-----------------------------------------------------------------------------------

PHARMACEUTICALS (7.0%)
AstraZeneca                                         782,285(c)           42,543,760
Bristol-Myers Squibb                              1,532,450              44,226,507
Eli Lilly & Co                                      736,293              43,537,005
GlaxoSmithKline ADR                                  78,614(c)            4,542,317
Johnson & Johnson                                   434,729              27,918,296
Merck & Co                                        1,887,800              97,108,432
Novartis ADR                                         76,490(c)            4,443,304
Pfizer                                            4,907,566             129,854,196
Roche Holding                                        28,657(c)            5,396,541
Schering-Plough                                   1,255,920(h)           39,850,342
Teva Pharmaceutical Inds ADR                        229,225(c)            8,781,610
Watson Pharmaceuticals                              185,468(b)            5,063,276
Wyeth                                               366,809              20,357,900
                                                                    ---------------
Total                                                                   473,623,486
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Annaly Capital Management                           108,993               1,734,079
Apartment Investment & Management Cl A               99,069               5,478,516
Archstone-Smith Trust                                36,775               1,916,345
AvalonBay Communities                                13,494               1,649,776
Boston Properties                                    20,054               2,357,548
Developers Diversified Realty                        21,405               1,393,466
Equity Residential                                   50,150               2,328,465
HomeBanc                                            542,959               1,520,285
Host Hotels & Resorts                                87,959               2,255,269
Kimco Realty                                         38,061               1,829,592
Plum Creek Timber                                    29,811               1,183,497
ProLogis                                             43,136               2,795,213
Public Storage                                       21,248               1,982,863
Simon Property Group                                  7,607                 876,935
Vornado Realty Trust                                 22,167               2,629,671
                                                                    ---------------
Total                                                                    31,931,520
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                          32,823(b)           $1,111,059
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Avis Budget Group                                     4,885(b)              137,415
CSX                                                  87,547               3,779,404
Norfolk Southern                                     65,656               3,495,525
                                                                    ---------------
Total                                                                     7,412,344
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Atmel                                             3,947,248(b)           20,999,359
Broadcom Cl A                                       172,878(b)            5,627,179
Cypress Semiconductor                               377,668(b)            8,618,384
Intel                                             2,520,326              54,187,008
Linear Technology                                    26,090                 976,288
LSI                                               2,548,746(b)           21,664,341
Maxim Integrated Products                            90,475               2,869,867
NVIDIA                                               24,426(b)              803,371
PMC-Sierra                                          284,429(b)            2,198,636
Spansion Cl A                                     1,705,428(b)           16,747,303
Texas Instruments                                   150,702               5,179,628
United Microelectronics ADR                         436,009(c)            1,430,110
Xilinx                                               79,254               2,336,408
                                                                    ---------------
Total                                                                   143,637,882
-----------------------------------------------------------------------------------

SOFTWARE (2.5%)
Adobe Systems                                       211,821(b)            8,803,281
Business Objects ADR                                312,070(b,c)         11,705,746
Cadence Design Systems                               98,066(b)            2,177,065
Citrix Systems                                      139,877(b)            4,559,990
Compuware                                           355,541(b)            3,509,190
Electronic Arts                                      26,091(b)            1,315,247
Microsoft                                         3,307,080              99,013,974
Oracle                                              907,987(b)           17,070,156
Quest Software                                       74,086(b)            1,260,203
Salesforce.com                                       27,318(b)            1,147,356
Symantec                                          1,076,931(b)           18,953,986
TIBCO Software                                       80,190(b)              731,333
Transaction Systems Architects                       96,001(b)            3,046,112
                                                                    ---------------
Total                                                                   173,293,639
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
AutoNation                                           26,569(b)              543,070
AutoZone                                              8,992(b)            1,196,296
Best Buy                                            127,082               5,928,375
Gap                                                  48,335                 867,613
Home Depot                                          326,224              12,354,103
Limited Brands                                      316,285               8,719,977
Lowe's Companies                                    590,966(e)           18,059,921
Office Depot                                         46,882(b)            1,576,173
OfficeMax                                            13,576                 668,211
RadioShack                                           24,126                 701,343
Sherwin-Williams                                     18,845               1,201,746
Staples                                             121,687               3,017,838
TJX Companies                                       796,999              22,228,302
                                                                    ---------------
Total                                                                    77,062,968
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                  19,582                $653,843
Liz Claiborne                                        18,203                 814,038
Nike Cl B                                            63,325               3,410,684
Polo Ralph Lauren                                    10,700                 985,577
VF                                                   15,585               1,368,519
                                                                    ---------------
Total                                                                     7,232,661
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                             1,758,920              65,220,753
Fannie Mae                                          465,461              27,424,962
Freddie Mac                                         384,924              24,935,377
                                                                    ---------------
Total                                                                   117,581,092
-----------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                      1,403,554              96,732,942
Reynolds American                                    28,892               1,856,600
UST                                                  27,115               1,536,878
                                                                    ---------------
Total                                                                   100,126,420
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.2%)
ALLTEL                                              518,556              32,508,276
Clearwire Cl A                                      190,043(b,e)          3,407,471
Hutchison Telecommunications Intl                 6,970,561(b,c)         14,293,651
Maxis Communications                              1,801,586(c)            7,638,303
Millicom Intl Cellular                              146,862(b,c)         11,932,538
Orascom Telecom Holding GDR                          81,233(c,e)          5,466,981
Sprint Nextel                                     4,349,521              87,120,906
Vivo Participacoes ADR                            1,354,534(c)            6,176,675
Vodafone Group                                   32,594,312(c)           92,725,700
Vodafone Group ADR                                  879,237(c)           25,260,479
                                                                    ---------------
Total                                                                   286,530,980
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,698,192,504)                                               $6,536,598,008
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.3%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
QUALCOMM                                             683              $50.00              Jan. 2008               $157,090
Virgin Media                                      21,744               27.50              June 2007                869,760
Virgin Media                                       7,244               27.50              Jan. 2008              1,358,250
--------------------------------------------------------------------------------------------------------------------------

PUTS
Mini Nasdaq 100 Index                              7,542              177.50              June 2007              1,018,170
Nasdaq 100 Trust Series 1                        114,589               44.00              June 2007              4,583,560
Oil Service Sector Index                             404              215.00             Sept. 2007                278,760
XM Satellite Radio Holdings Cl A                  27,519               15.00              Jan. 2008             10,594,815
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $28,536,846)                                                                                            $18,860,405
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

MONEY MARKET FUND (5.7%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                385,377,429(j)         $385,377,429
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $385,377,429)                                                   $385,377,429
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,112,106,779)(k)                                            $6,940,835,842
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 8.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At April 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. 4.3% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                            05-01-06 thru 12-14-06         $26,779,715

(h) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2007                                                24

(i) At April 30, 2007, securities valued at $137,531,184 were held to cover open call options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                     21,744             $30            June 2007            $108,720
Virgin Media                                                      7,244              30            Jan. 2008             742,510
XM Satellite Radio Holdings Cl A                                 27,519              20            Jan. 2008             756,773
--------------------------------------------------------------------------------------------------------------------------------
Total value                                                                                                           $1,608,003
--------------------------------------------------------------------------------------------------------------------------------

     At April 30, 2007, cash or short-term securities were designated to cover open put options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Cl A                                 27,519            $12.50          Jan. 2008          $5,778,990

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(k) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $6,112,107,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $906,661,000
Unrealized depreciation                                               (77,932,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $828,729,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.1%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (4.6%)
Boeing                                                6,588                $612,684
DRS Technologies                                      2,789                 140,315
General Dynamics                                      4,362                 342,417
Goodrich                                              9,798                 556,918
Honeywell Intl                                       23,300               1,262,393
L-3 Communications Holdings                           3,064                 275,546
Lockheed Martin                                       6,094                 585,877
Northrop Grumman                                      8,758                 644,939
United Technologies                                   5,690                 381,970
                                                                    ---------------
Total                                                                     4,803,059
-----------------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                                             6,767                 353,170
Constellation Brands Cl A                             4,720(b)              105,775
PepsiCo                                               6,525                 431,237
                                                                    ---------------
Total                                                                       890,182
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                 2,449(b)              157,079
Biogen Idec                                           3,125(b)              147,531
                                                                    ---------------
Total                                                                       304,610
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                10,324                 280,916
-----------------------------------------------------------------------------------

CAPITAL MARKETS (4.9%)
Bank of New York                                     12,408                 502,276
Fortress Investment Group LLC Cl A                    1,608                  46,648
Franklin Resources                                    2,395                 314,487
Goldman Sachs Group                                   1,473                 322,013
KKR Private Equity Investors LP Unit                  6,910(e)              168,604
Lehman Brothers Holdings                             15,980               1,202,974
Merrill Lynch & Co                                   12,346               1,113,980
Morgan Stanley                                       14,559               1,223,101
State Street                                          3,673                 252,960
                                                                    ---------------
Total                                                                     5,147,043
-----------------------------------------------------------------------------------

CHEMICALS (1.3%)
Ashland                                               1,544                  92,563
Dow Chemical                                         16,925                 755,024

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHEMICALS (CONT.)
Eastman Chemical                                      4,239                $286,980
EI du Pont de Nemours & Co                            5,247                 257,995
                                                                    ---------------
Total                                                                     1,392,562
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Fifth Third Bancorp                                   2,535                 102,896
PNC Financial Services Group                          4,954                 367,091
US Bancorp                                           20,788                 714,068
Wachovia                                             20,445               1,135,515
Wells Fargo & Co                                     29,109               1,044,722
                                                                    ---------------
Total                                                                     3,364,292
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                        1,476                  91,807
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
Alcatel-Lucent                                        1,757(c)               23,231
Alcatel-Lucent ADR                                   17,043(c)              225,820
Cisco Systems                                         5,868(b)              156,910
Motorola                                             17,372                 301,057
Nokia ADR                                             8,927(b,c)            225,407
QUALCOMM                                              2,423                 106,127
Telefonaktiebolaget LM Ericsson ADR                   9,261(c)              353,492
                                                                    ---------------
Total                                                                     1,392,044
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Dell                                                  4,296(b)              108,302
Hewlett-Packard                                      24,913               1,049,834
Intl Business Machines                               12,235               1,250,539
SanDisk                                               5,900(b)              256,355
                                                                    ---------------
Total                                                                     2,665,030
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
KBR                                                   4,350(b)               89,871
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.5%)
American Express                                      7,485                 454,115
Capital One Financial                                14,421               1,070,903
                                                                    ---------------
Total                                                                     1,525,018
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                                         4,942                 292,764
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (8.9%)
Bank of America                                      69,530              $3,539,077
Citigroup                                            71,263               3,821,123
JPMorgan Chase & Co                                  35,995               1,875,340
                                                                    ---------------
Total                                                                     9,235,540
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
AT&T                                                 57,862               2,240,416
Citizens Communications                               8,884                 138,324
Embarq                                                4,426                 265,737
Verizon Communications                               47,020               1,795,224
Windstream                                           17,067                 249,520
                                                                    ---------------
Total                                                                     4,689,221
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.3%)
Entergy                                               6,825                 772,181
Exelon                                               13,415               1,011,624
FPL Group                                             3,269                 210,426
Hawaiian Electric Inds                                3,224                  84,856
Pinnacle West Capital                                 2,105                 101,650
PPL                                                   7,721                 336,713
Progress Energy                                       2,032                 102,718
Southern                                             22,021                 832,173
                                                                    ---------------
Total                                                                     3,452,341
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                      4,654                 218,691
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes                                          1,531                 123,077
Cameron Intl                                          2,361(b)              152,450
Halliburton                                           3,992                 126,826
Natl Oilwell Varco                                    1,659(b)              140,766
Noble                                                 1,423                 119,831
Pride Intl                                            3,717(b)              121,955
Transocean                                            1,469(b)              126,628
Weatherford Intl                                      7,097(b)              372,521
                                                                    ---------------
Total                                                                     1,284,054
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
CVS/Caremark                                         10,892                 394,726
Safeway                                               1,461                  53,034
Wal-Mart Stores                                      13,148                 630,053
                                                                    ---------------
Total                                                                     1,077,813
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD PRODUCTS (1.2%)
Campbell Soup                                         5,584                $218,334
General Mills                                         3,828                 229,297
Kellogg                                               8,599                 454,973
Kraft Foods Cl A                                     11,148                 373,124
                                                                    ---------------
Total                                                                     1,275,728
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                 7,333                 354,991
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Bausch & Lomb                                         2,258                 132,838
Boston Scientific                                    26,844(b)              414,472
Cooper Companies                                      2,174                 111,091
                                                                    ---------------
Total                                                                       658,401
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.5%)
Aetna                                                10,333                 484,411
Cardinal Health                                       7,499                 524,554
CIGNA                                                 1,817                 282,707
McKesson                                              2,185                 128,544
UnitedHealth Group                                    3,676                 195,049
                                                                    ---------------
Total                                                                     1,615,265
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival Unit                                         1,240                  60,624
Marriott Intl Cl A                                    8,745                 395,361
McDonald's                                            7,022                 339,022
Pinnacle Entertainment                                4,673(b)              131,218
                                                                    ---------------
Total                                                                       926,225
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
DR Horton                                            13,621                 302,114
Hovnanian Enterprises Cl A                            8,385(b)              201,156
Lennar Cl A                                           2,030                  86,701
Standard-Pacific                                      3,803                  79,293
                                                                    ---------------
Total                                                                       669,264
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Colgate-Palmolive                                     6,489                 439,565
Procter & Gamble                                      6,445                 414,478
Spectrum Brands                                      32,223(b)              224,272
                                                                    ---------------
Total                                                                     1,078,315
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M                                                    2,748                 227,452
General Electric                                     55,463               2,044,366
Tyco Intl                                            15,898(c)              518,752
                                                                    ---------------
Total                                                                     2,790,570
-----------------------------------------------------------------------------------

INSURANCE (6.9%)
ACE                                                  13,503(c)              802,888
AFLAC                                                 8,570                 439,984
American Intl Group                                  32,758               2,290,113
Aon                                                   2,672                 103,540
Arch Capital Group                                    1,821(b,c)            132,605
Aspen Insurance Holdings                              3,993(c)              105,854
Chubb                                                 5,971                 321,419
Endurance Specialty Holdings                          2,929(c)              109,603
Hartford Financial Services Group                    13,130               1,328,757
MetLife                                               4,829                 317,265

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Prudential Financial                                  9,568                $908,960
XL Capital Cl A                                       3,316(c)              258,582
                                                                    ---------------
Total                                                                     7,119,570
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Liberty Media -- Interactive Cl A                    13,912(b,d)            348,217
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                     6,957(b)              416,794
Automatic Data Processing                             5,213                 233,334
Electronic Data Systems                               5,402                 157,954
First Data                                            7,941                 257,288
HCL Technologies                                      6,924(c)               56,201
                                                                    ---------------
Total                                                                     1,121,571
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                           2,246                  54,353
-----------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                           9,794                 711,240
Deere & Co                                            4,358                 476,765
Flowserve                                             4,865                 296,814
Illinois Tool Works                                   2,504                 128,480
Ingersoll-Rand Cl A                                   2,893(c)              129,172
ITT                                                   3,018                 192,579
Parker Hannifin                                       2,806                 258,545
                                                                    ---------------
Total                                                                     2,193,595
-----------------------------------------------------------------------------------

MEDIA (5.2%)
Comcast Cl A                                         21,532(b)              574,043
Comcast Special Cl A                                 13,890(b)              366,696
EchoStar Communications Cl A                          3,920(b)              182,398
Liberty Media -- Capital Series A                         6(b,d)                678
News Corp Cl A                                       41,196                 922,378
Time Warner                                          47,493                 979,781
Viacom Cl B                                           7,642(b)              315,233
Virgin Media                                         39,227                 989,696
Vivendi                                              13,719(c)              565,838
Walt Disney                                          15,984                 559,120
                                                                    ---------------
Total                                                                     5,455,861
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Alcan                                                 1,749(c)              102,964
Alcoa                                                 9,141                 324,414
Freeport-McMoRan Copper & Gold                        1,505                 101,076
                                                                    ---------------
Total                                                                       528,454
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Federated Department Stores                           3,918                 172,079
JC Penney                                             2,660                 210,379
Target                                               12,256                 727,639
                                                                    ---------------
Total                                                                     1,110,097
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Dominion Resources                                   10,106                 921,667
Xcel Energy                                          11,398                 274,578
                                                                    ---------------
Total                                                                     1,196,245
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (10.7%)
Anadarko Petroleum                                    5,060                $236,100
BP ADR                                                4,155(c)              279,715
Chesapeake Energy                                     5,105                 172,294
Chevron                                              30,543               2,375,940
ConocoPhillips                                       22,694               1,573,829
Devon Energy                                          4,737                 345,185
Exxon Mobil                                          57,395               4,556,014
Range Resources                                       1,302                  47,588
Royal Dutch Shell ADR                                 2,477(c)              171,780
Sunoco                                                1,439                 108,688
Total                                                10,648(c)              784,866
Valero Energy                                         3,760                 264,065
XTO Energy                                            2,414                 131,008
                                                                    ---------------
Total                                                                    11,047,072
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                               5,831                 127,641
Intl Paper                                           10,255                 386,819
Weyerhaeuser                                          7,148                 566,264
                                                                    ---------------
Total                                                                     1,080,724
-----------------------------------------------------------------------------------

PHARMACEUTICALS (5.7%)
Bristol-Myers Squibb                                 29,571                 853,419
Eli Lilly & Co                                        6,321                 373,761
GlaxoSmithKline ADR                                   3,646(c)              210,666
Merck & Co                                           21,596               1,110,898
Novartis ADR                                          3,548(c)              206,103
Pfizer                                               83,796               2,217,241
Schering-Plough                                      17,853                 566,476
Watson Pharmaceuticals                                3,699(b)              100,983
Wyeth                                                 5,369                 297,980
                                                                    ---------------
Total                                                                     5,937,527
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Apartment Investment & Management Cl A                3,842                 212,463
HomeBanc                                              6,808                  19,062
                                                                    ---------------
Total                                                                       231,525
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Atmel                                                46,909(b)              249,556
Cypress Semiconductor                                17,517(b)              399,738
Intel                                                23,870                 513,205
LSI                                                  20,494(b)              174,199
Spansion Cl A                                        30,143(b)              296,004
Texas Instruments                                     1,766                  60,697
United Microelectronics ADR                           6,552(c)               21,491
                                                                    ---------------
Total                                                                     1,714,890
-----------------------------------------------------------------------------------

SOFTWARE (1.2%)
Cadence Design Systems                                4,556(b)              101,143
Compuware                                            16,440(b)              162,263
Microsoft                                            19,885                 595,357
Oracle                                                9,350(b)              175,780
Quest Software                                        3,295(b)               56,048
Symantec                                              6,036(b)              106,234
TIBCO Software                                        3,692(b)               33,671
Transaction Systems Architects                        1,666(b)               52,862
                                                                    ---------------
Total                                                                     1,283,358
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.8%)
Home Depot                                            6,217                $235,438
Limited Brands                                        5,698                 157,094
Lowe's Companies                                      6,399                 195,553
TJX Companies                                         9,228                 257,369
                                                                    ---------------
Total                                                                       845,454
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.0%)
Countrywide Financial                                40,262               1,492,915
Fannie Mae                                           14,241                 839,080
Freddie Mac                                          12,680                 821,410
                                                                    ---------------
Total                                                                     3,153,405
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (1.4%)
Altria Group                                         21,344              $1,471,028
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
ALLTEL                                                7,429                 465,724
Sprint Nextel                                        48,606                 973,579
Vodafone Group ADR                                   16,728(c)              480,595
                                                                    ---------------
Total                                                                     1,919,898
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $82,846,001)                                                     $99,378,461
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  5,007,701(f)           $5,007,701
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,007,701)                                                       $5,007,701
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $87,853,702)(g)                                                 $104,386,162
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 5.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES              COST
--------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                             05-01-06           $171,437

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $87,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $17,335,000
Unrealized depreciation                                                 (803,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $16,532,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2007